UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2007

Check here if Amendment [ ];            Amendment Number: ___
       This Amendment (Check only one): [ ] is a restatement.
                                        [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:       Capital Investment Counsel, Inc.
            17 Glenwood Avenue
            Raleigh, NC 27603

Form 13F File Number:   028-XXXXXX

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       Ron King
Title:      Chief Compliance Officer
Phone:      919-831-2370

Signature, Place, and Date of Signing:


     /s/ Ron King                Raleigh, North Carolina      November 14, 2007
     ----------------------      ----------------------       -----------------
     [Signature]                 [City, State]                [Date]

Report Type                (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                            0
                                                  -----------------------

Form 13F Information Table Entry Total:                      75
                                                  -----------------------

Form 13F Information Table Value Total:              $  133,519 (x 1000)
                                                  -----------------------


List of Other Included Managers:

           NONE

      COLUMN 1            COLUMN 2       COLUMN 3   COLUMN 4        COLUMN 5        COLUMN 6    COLUMN 7            COLUMN 8
---------------------  --------------   ---------  ---------  -------------------  ----------   --------   -------------------------
                                                     VALUE     SHRS OR   SH/ PUT/  INVESTMENT    OTHER         VOTING AUTHORITY
   NAME OF ISSUER      TITLE OF CLASS     CUSIP     (x$1000)   PRN AMT   PRN CALL  DISCRETION   MANAGERS   SOLE     SHARED    NONE
------------------------------------------------------------------------------------------------------------------------------------
Abbott Laboratories       Com            002824100     843      15,725   SH           SOLE                                    15,725
Automatic Data Processing Com            053015103    4328      94,240   SH           SOLE                                    94,240
American Eagle Outfitters Com            02553E106     488      18,550   SH           SOLE                                    18,550
Applied Materials         Com            038222105    1214      58,630   SH           SOLE                                    58,630
Advanced Micro Devices    Com            007903107     379      28,675   SH           SOLE                                    28,675
Amgen                     Com            031162100    1701      30,070   SH           SOLE                                    30,070
BankAmerica Corp          Com            060505104    1334      26,529   SH           SOLE                                    26,529
BB&T                      Com            054937107    1216      30,099   SH           SOLE                                    30,099
Best Buy Co Inc.          Com            086516101     955      20,750   SH           SOLE                                    20,750
BEA Systems               Com            073325102     230      16,550   SH           SOLE                                    16,550
BP Plc                    Sponsored ADR  055622104     831      11,985   SH           SOLE                                    11,985
Broadridge Financial      Com            11133T103     242      12,777   SH           SOLE                                    12,777
Boston Scientific         Com            101137107     481      34,475   SH           SOLE                                    34,475
Anheuser Busch            Com            035229103    1906      38,124   SH           SOLE                                    38,124
Citigroup Inc             Com            172967101    3212      68,830   SH           SOLE                                    68,830
Cabelas                   Com            126804301    1538      65,025   SH           SOLE                                    65,025
Caterpillar               Com            149123101     897      11,435   SH           SOLE                                    11,435
Chubb Corp                Com            171232101    1016      18,950   SH           SOLE                                    18,950
Circuit City              Com            172737108     386      48,750   SH           SOLE                                    48,750
Chicos                    Com            168615102     246      17,500   SH           SOLE                                    17,500
Comcast                   Com            20030N101     265      10,950   SH           SOLE                                    10,950
Costco Inc.               Com            22160K105    6645     108,275   SH           SOLE                                   108,275
Cisco Systems             Com            17275R102    6318     190,715   SH           SOLE                                   190,715
Diebold Incorporated      Com            253651103     840      18,500   SH           SOLE                                    18,500
Dell, Inc.                Com            24702R101    1985      71,915   SH           SOLE                                    71,915
Disney                    Com            254687106     972      28,250   SH           SOLE                                    28,250
DNP Select Income Fund    Com            23325P104     448      41,356   SH           SOLE                                    41,356
Duke Power Co.            Com            26441C105     941      50,358   SH           SOLE                                    50,358
Electronics for Imaging   Com            286082102    1708      63,605   SH           SOLE                                    63,605
EMC Corp. Mass            Com            268648102    4624     222,295   SH           SOLE                                   222,295
Expeditors International  Com            302130109    1153      24,368   SH           SOLE                                    24,368
Freds                     Cl A           356108100     635      60,310   SH           SOLE                                    60,310
General Electric Company  Com            369604103    8063     194,751   SH           SOLE                                   194,751
Home Depot                Com            437076102    3142      96,859   SH           SOLE                                    96,859
Honeywell Intl Inc        Com            438516106    1142      19,200   SH           SOLE                                    19,200
Helmerich & Payne         Com            423452101    1262      38,442   SH           SOLE                                    38,442
Hewlett Packard           Com            428236103    1337      26,843   SH           SOLE                                    26,843
Intel                     Com            458140100    4061     157,033   SH           SOLE                                   157,033
Intuit                    Com            461202103     876      28,900   SH           SOLE                                    28,900
Sun Microsystems Inc.     Com            866810104     612     108,855   SH           SOLE                                   108,855
Johnson & Johnson         Com            478160104    3366      51,234   SH           SOLE                                    51,234
Coca Cola                 Com            191216100    4346      75,623   SH           SOLE                                    75,623
Liz Claiborne Inc.        Com            539320101     507      14,775   SH           SOLE                                    14,775
Lowes                     Com            548661107     483      17,250   SH           SOLE                                    17,250
Lexmark Intl              Com            529771107     552      13,290   SH           SOLE                                    13,290
McDonald's                Com            580135101     806      14,790   SH           SOLE                                    14,790
Moody's Corp.             Com            615369105     763      15,140   SH           SOLE                                    15,140
Medtronics                Com            585055106     890      15,782   SH           SOLE                                    15,782
Motorola Inc              Com            620076109     913      49,277   SH           SOLE                                    49,277
Merck & Company Inc       Com            589331107     721      13,945   SH           SOLE                                    13,945
Microsoft                 Com            594918104    4577     155,355   SH           SOLE                                   155,355
Mylan Labs                Com            628530107     899      56,350   SH           SOLE                                    56,350
Nokia                     Com            654902204    2255      59,455   SH           SOLE                                    59,455
New York Times            Cl A           650111107     509      25,750   SH           SOLE                                    25,750
Oracle Systems            Com            68389X105    2409     111,277   SH           SOLE                                   111,277
Penske Automotive Group   Com            70959W103     740      36,550   SH           SOLE                                    36,550
Pfizer                    Com            717081103    3773     154,430   SH           SOLE                                   154,430
Proctor Gamble            Com            742718109    2227      31,656   SH           SOLE                                    31,656
Rackable Systems          Com            750077109     341      26,300   SH           SOLE                                    26,300
Sap  Aktiengellschaft     Sponsored ADR  803054204     613      10,440   SH           SOLE                                    10,440
Charles Schwab            Com            808513105     414      19,165   SH           SOLE                                    19,165
Spectra                   Com            847560109     345      14,103   SH           SOLE                                    14,103
Symantec                  Com            871503108     771      39,768   SH           SOLE                                    39,768
AT&T Corp                 Com            00206R102     705      16,655   SH           SOLE                                    16,655
Tibco Software            Com            88632Q103    1036     140,225   SH           SOLE                                   140,225
Toyota                    Sp ADR Rep2Com 892331307    1475      12,620   SH           SOLE                                    12,620
Travelers Companies Inc.  Com            89417E109    1025      20,356   SH           SOLE                                    20,356
United Health Grp Inc     Com            91324P102     975      20,140   SH           SOLE                                    20,140
UPS                       Com            911312106    2036      27,116   SH           SOLE                                    27,116
Varian Medical Systems    Com            92220P105    1966      46,925   SH           SOLE                                    46,925
Wachovia Bank & Trust     Com            929903102    2034      40,557   SH           SOLE                                    40,557
Whole Foods               Com            966837106    2612      53,350   SH           SOLE                                    53,350
Wal-Mart Stores           Com            931142103    6463     148,075   SH           SOLE                                   148,075
Exxon Mobil Corp.         Com            30231G102    9299     100,463   SH           SOLE                                   100,463
Xerox                     Com            984121103     204      11,775   SH           SOLE                                    11,775